ck
1168164

CERTAMX

06061054

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

RECD S.E.C.
NOV 13 2006
1086

November 13, 2006

1-31471

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

PROCESSED
NOV 15 2006
B THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 9, 2006 the American Stock Exchange LLC (the "Exchange") received from streetTRACKS® Index Shares Funds (the "Registrant") a copy of the Registrant's application on Form 8-A for the registration of the following securities:

streetTRACKS® Russell/Nomura PRIME™ Japan ETF
streetTRACKS® Russell/Nomura Small Cap™ Japan ETF

We further certify that the above described securities have been approved by the Exchange for listing and registration. We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl

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